As filed with the Securities and Exchange Commission on October 5, 2018

Securities Act of 1933 Registration No. 33-73404

Investment Company Act of 1940 Registration No. 811-08236

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 143	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 145	☒

(Check appropriate box or boxes)

NORTHERN FUNDS*

(Exact Name of Registrant as Specified in Charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of Principal Executive Offices)

800-595-9111

(Registrant’s Telephone Number, including Area Code)

Name and Address of Agent for Service:	with a copy to:
Diana E. McCarthy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, Pennsylvania 19103	Kevin P. O’Rourke Jose J. Del Real The Northern Trust Company 50 South LaSalle Street Chicago, IL 60603

It Is Proposed That This Filing Become Effective (Check Appropriate Box):

☐	immediately upon filing pursuant to paragraph (b)
☒	On October 12, 2018 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to the Northern Funds – Short-Intermediate U.S. Government Fund and U.S. Government Fund.

Explanatory Note

This Post-Effective Amendment No. 143 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 145 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of Northern Funds (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 12, 2018, the effectiveness of the Registration Statement with respect to the Northern Funds – Short-Intermediate U.S. Government Fund and U.S. Government Fund (collectively, the “Funds”), initially filed in Post-Effective Amendment No. 140 on August 8, 2018, which, pursuant to paragraph (a)(1) of Rule 485 under the Securities Act, was scheduled to become effective on October 7, 2018.

This Post-Effective Amendment No. 143 incorporates by reference the information for the Funds contained in Parts A, B and C of Post-Effective Amendment No. 140.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements of effectiveness of this Post-Effective Amendment No. 143 to its Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 143 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois on the 5th day of October, 2018.

NORTHERN FUNDS

By:	/s/ Peter K. Ewing
Peter K. Ewing
President

Pursuant to the requirements of the Securities Act this Post-Effective Amendment No. 143 to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Peter K. Ewing Peter K. Ewing	President (Principal Executive Officer)	October 5, 2018

/s/ Randal E. Rein Randal E. Rein	Treasurer (Principal Financial Officer and Principal Accounting Officer)	October 5, 2018

* William L. Bax William L. Bax	Trustee	October 5, 2018

* Mark G. Doll Mark G. Doll	Trustee	October 5, 2018

* Sandra Polk Guthman Sandra Polk Guthman	Trustee	October 5, 2018

* Thomas A. Kloet Thomas A. Kloet	Trustee	October 5, 2018

* David R. Martin David R. Martin	Trustee	October 5, 2018

* Cynthia R. Plouché Cynthia R. Plouché	Trustee	October 5, 2018

* Mary Jacobs Skinner Mary Jacobs Skinner	Trustee	October 5, 2018

* Casey J. Sylla Casey J. Sylla	Trustee	October 5, 2018

* Shundrawn A. Thomas Shundrawn A. Thomas	Trustee	October 5, 2018

/s/ Peter K. Ewing *By Peter K. Ewing Attorney-In-Fact